Financial Instruments - Schedule of Company's Exposure to Linkage and Foreign Currency Risk (Details) € in Thousands, ₪ in Thousands, $ in Thousands		Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 ILS (₪)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 ILS (₪)
Non-monetary/ Non finance [Member]
Current assets:
Cash and cash equivalents
Short-term deposits
Restricted cash
Intangible asset from green certificates		178			553
Trade and revenue receivables
Other receivables		1,215			2,584
Derivatives asset ST
Assets of disposal groups classified as held for sale					28,297
Non-current assets:
Investments in equity accounted investees		41,324			31,772
Advances on account of investments		547			898
Fixed assets		482,747			407,982
Right-of-use asset		34,315			30,967
Restricted cash and deposits
Deferred tax		9,039			8,677
Long term receivables		12,874			9,350
Derivatives
Current liabilities:
Current maturities of long-term bank loans
Current maturities of long-term loans
Current maturities of debentures
Trade payables
Other payables		(178)			(553)
Current maturities of derivatives
Current maturities of lease liabilities
Liabilities of disposal groups classified as held for sale					(17,142)
Warrants
Non-current liabilities:
Long-term lease liabilities
Long-term loans
Liabilities to banks
Other long-term bank loans
Debentures
Deferred tax		(2,609)			(2,516)
Other long-term liabilities
Derivatives
Total exposure in statement of financial position in respect of financial assets and financial liabilities		579,452			500,869
NIS [Member]
Current assets:
Cash and cash equivalents | ₪				₪ 28,147			₪ 34,990	[1]
Short-term deposits | ₪	[1]						997
Restricted cash | ₪								[1]
Intangible asset from green certificates | ₪								[1]
Trade and revenue receivables | ₪								[1]
Other receivables | ₪				1,872			2,660	[1]
Derivatives asset ST | ₪								[1]
Assets of disposal groups classified as held for sale | ₪	[1]
Non-current assets:
Investments in equity accounted investees | ₪								[1]
Advances on account of investments | ₪								[1]
Fixed assets | ₪								[1]
Right-of-use asset | ₪								[1]
Restricted cash and deposits | ₪				5,004			3,558	[1]
Deferred tax | ₪								[1]
Long term receivables | ₪				537			1,096	[1]
Derivatives | ₪								[1]
Current liabilities:
Current maturities of long-term bank loans | ₪								[1]
Current maturities of long-term loans | ₪								[1]
Current maturities of debentures | ₪				(35,706)			(35,200)	[1]
Trade payables | ₪				(255)			(832)	[1]
Other payables | ₪				(6,466)			(9,445)	[1]
Current maturities of derivatives | ₪				(1)				[1]
Current maturities of lease liabilities | ₪				(118)			(105)	[1]
Liabilities of disposal groups classified as held for sale | ₪	[1]
Warrants | ₪				(1,446)			(84)	[1]
Non-current liabilities:
Long-term lease liabilities | ₪				(3,350)			(3,176)	[1]
Long-term loans | ₪	[1]						(69,685)
Liabilities to banks | ₪				(79,541)
Other long-term bank loans | ₪				(10,209)			(8,452)	[1]
Debentures | ₪				(155,823)			(104,887)	[1]
Deferred tax | ₪								[1]
Other long-term liabilities | ₪				(939)			(855)	[1]
Derivatives | ₪
Total exposure in statement of financial position in respect of financial assets and financial liabilities | ₪				₪ (258,294)			₪ (189,420)	[1]
USD [Member]
Current assets:
Cash and cash equivalents | $			$ 1,831			$ 4,199
Short-term deposits | $
Restricted cash | $
Intangible asset from green certificates | $
Trade and revenue receivables | $
Other receivables | $			62
Derivatives asset ST | $
Assets of disposal groups classified as held for sale | $
Non-current assets:
Investments in equity accounted investees | $
Advances on account of investments | $
Fixed assets | $
Right-of-use asset | $
Restricted cash and deposits | $
Deferred tax | $
Long term receivables | $
Derivatives | $
Current liabilities:
Current maturities of long-term bank loans | $			(9,551)
Current maturities of long-term loans | $
Current maturities of debentures | $
Trade payables | $			(4,269)			(154)
Other payables | $			(51)
Current maturities of derivatives | $
Current maturities of lease liabilities | $			(10)			(10)
Liabilities of disposal groups classified as held for sale | $
Warrants | $
Non-current liabilities:
Long-term lease liabilities | $			(2,021)			(2,150)
Long-term loans | $
Liabilities to banks | $
Other long-term bank loans | $
Debentures | $
Deferred tax | $
Other long-term liabilities | $
Derivatives | $
Total exposure in statement of financial position in respect of financial assets and financial liabilities | $			$ (14,009)			$ 1,885
EURO [Member]
Current assets:
Cash and cash equivalents		11,156			11,938
Short-term deposits
Restricted cash		656			810
Intangible asset from green certificates
Trade and revenue receivables		5,393			1,218
Other receivables		12,192			5,255
Derivatives asset ST		146			275
Assets of disposal groups classified as held for sale
Non-current assets:
Investments in equity accounted investees
Advances on account of investments
Fixed assets
Right-of-use asset
Restricted cash and deposits		12,048			13,828
Deferred tax
Long term receivables
Derivatives		15,974			10,948
Current liabilities:
Current maturities of long-term bank loans		(11,765)			(9,784)
Current maturities of long-term loans		(5,866)			(5,000)
Current maturities of debentures
Trade payables		(4,332)			(4,263)
Other payables		(4,201)			(861)
Current maturities of derivatives		(1,874)			(4,643)
Current maturities of lease liabilities		(586)			(585)
Liabilities of disposal groups classified as held for sale
Warrants
Non-current liabilities:
Long-term lease liabilities		(19,953)			(18,354)
Long-term loans					(168,096)
Liabilities to banks		(166,325)
Other long-term bank loans		(20,239)			(20,921)
Debentures
Deferred tax
Other long-term liabilities
Derivatives		(288)
Total exposure in statement of financial position in respect of financial assets and financial liabilities		(177,864)			(188,235)
Total [Member]
Current assets:
Cash and cash equivalents		41,134			51,127
Short-term deposits					997
Restricted cash		656			810
Intangible asset from green certificates		178			553
Trade and revenue receivables		5,393			1,218
Other receivables		15,341			10,499
Derivatives asset ST		146			275
Assets of disposal groups classified as held for sale					28,297
Non-current assets:
Investments in equity accounted investees		41,324			31,772
Advances on account of investments		547			898
Fixed assets		482,747			407,982
Right-of-use asset		34,315			30,967
Restricted cash and deposits		17,052			17,386
Deferred tax		9,039			8,677
Long term receivables		13,411			10,446
Derivatives		15,974			10,948
Current liabilities:
Current maturities of long-term bank loans		(21,316)			(9,784)
Current maturities of long-term loans		(5,866)			(5,000)
Current maturities of debentures		(35,706)			(35,200)
Trade payables		(8,856)			(5,249)
Other payables		(10,896)			(10,859)
Current maturities of derivatives		(1,875)			(4,643)
Current maturities of lease liabilities		(714)			(700)
Liabilities of disposal groups classified as held for sale					(17,142)
Warrants		(1,446)			(84)
Non-current liabilities:
Long-term lease liabilities		(25,324)			(23,680)
Long-term loans					(237,781)
Liabilities to banks		(245,866)
Other long-term bank loans		(30,448)			(29,373)
Debentures		(155,823)			(104,887)
Deferred tax		(2,609)			(2,516)
Other long-term liabilities		(939)			(855)
Derivatives		(288)
Total exposure in statement of financial position in respect of financial assets and financial liabilities		€ 129,285			€ 125,099

[1]	Including items linked to the Israeli CPI